Income Taxes - Schedule of Reconciliation Of Statutory Income Tax Rate To Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax benefit at Cayman statutory rate	0.00%	0.00%
U.S. and non-U.S. rate differential	21.57%	19.49%
State taxes	4.77%	3.94%
R&D credits	0.73%	3.00%
Change in valuation allowance	(27.61%)	(25.79%)
Share-based compensation	(3.62%)	(0.66%)
Ambrx Shanghai reorganization	1.77%	0.00%
Other, net	(0.16%)	0.02%
Effective tax rate	(2.55%)	0.00%